SCHEDULE OF INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods		¥ 105,315	¥ 80,853
Raw materials		21,564	31,472
Inventories, net	$ 18,143	¥ 126,879	¥ 112,325